EMPLOYEE BENEFITS - Change in plan assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Accrued benefit obligations:
Net defined benefit liability (asset) at beginning of period	$ 25,805
Net defined benefit liability (asset) at end of period	26,075	$ 25,805
Present value of defined benefit obligation [member]
Accrued benefit obligations:
Net defined benefit liability (asset) at beginning of period	29,660	28,382
Interest cost	971	986
Service cost	557	921
Assumption changes	(717)	133
Transfers and benefits paid	(2,423)	(2,156)
Exchange and other adjustments	1,631	1,394
Net defined benefit liability (asset) at end of period	29,679	29,660
Plan assets [member]
Accrued benefit obligations:
Net defined benefit liability (asset) at beginning of period	3,855	3,797
Interest cost	0	(28)
Exchange and other adjustments	(251)	86
Net defined benefit liability (asset) at end of period	$ 3,604	$ 3,855